Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000158749 [Member] | United States Treasury Bill 0 000 8 21 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000158749 [Member] | Madison Park Funding Ltd Series 2019 35A Class A1R 5 521 4 20 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000158749 [Member] | CIFC Funding Ltd Series 2013 3RA Class A1R 5 275 4 24 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000158749 [Member] | Regatta Funding Ltd Series 2018 2A Class A1R 5 356 7 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000158749 [Member] | United States Treasury Bill 0 000 9 23 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000158749 [Member] | Golub Capital Partners Static Ltd Series 2024 1A Class AR 0 000 7 20 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158749 [Member] | CarVal CLO II Ltd Series 2019 1A Class AR2 5 289 4 20 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000158749 [Member] | Carlyle Global Market Strategies CLO 2015 5 Ltd Series 2015 5A Class A1R3 5 369 1 20 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000158749 [Member] | Battalion CLO Ltd Series 2020 15A Class A1RR 5 260 1 17 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158749 [Member] | Voya CLO Ltd Series 2018 3A Class A1R2 5 456 10 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158749 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000158749 [Member] | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000158749 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000158749 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000158749 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000158749 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000158749 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000158749 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158749 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
C000248662 [Member] | United States Treasury Note 3 500 1 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000248662 [Member] | United States Treasury Bill 0 000 7 22 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000248662 [Member] | United States Treasury Bill 0 000 8 21 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000248662 [Member] | United States Treasury Bill 0 000 9 16 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000248662 [Member] | United States Treasury Bill 0 000 10 23 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000248662 [Member] | United States Treasury Note 4 000 1 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000248662 [Member] | United States Treasury Bill 0 000 7 10 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000248662 [Member] | United States Treasury Bill 0 000 9 11 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000248662 [Member] | United States Treasury Bill 0 000 7 17 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000248662 [Member] | United States Treasury Bill 0 000 9 4 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000248662 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000248662 [Member] | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000248662 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000248662 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000248662 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000248662 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.70%
C000248662 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000248662 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000248662 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000136684 [Member] | United States Treasury Note 3 500 1 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000136684 [Member] | United States Treasury Bill 0 000 7 22 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000136684 [Member] | United States Treasury Bill 0 000 8 21 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000136684 [Member] | United States Treasury Bill 0 000 9 16 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000136684 [Member] | United States Treasury Bill 0 000 10 23 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000136684 [Member] | United States Treasury Note 4 000 1 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000136684 [Member] | United States Treasury Bill 0 000 7 10 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136684 [Member] | United States Treasury Bill 0 000 9 11 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136684 [Member] | United States Treasury Bill 0 000 7 17 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136684 [Member] | United States Treasury Bill 0 000 9 4 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136684 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000136684 [Member] | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000136684 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000136684 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000136684 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000136684 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.70%
C000136684 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000136684 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000136684 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%